INTANGIBLE ASSETS AND GOODWILL (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software	Goodwill	Total
Cost
Balance at January 1, 2021	$41,931	$197,000	$-	$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Transaction	-	-	23,000	433,000	8,353,609	8,809,609
Impairment of Goodwill	-	-	-	-	(4,579,763)	(4,579,763)
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Foreign exchange translation	-	-	1,865	35,114	306,046	343,025
Balance at September 30, 2022	$41,931	$197,000	$24,865	$587,114	$6,246,455	$7,097,365

Accumulated amortization
Balance at January 1, 2021	$41,931	$26,267	$-	$15,866	$-	$84,064
Change for the year	-	34,147	3,450	98,369	-	135,966
Balance at December 31, 2021	41,931	60,414	3,450	114,235	-	220,030
Change for the period	-	20,487	3,491	110,023	-	134,001
Foreign exchange translation	-	-	519	13,983	-	14,502
Balance at September 30, 2022	$41,931	$80,901	$7,460	$238,241	$-	$368,533
Net book value:
December 31, 2021	$-	$136,586	$19,550	$437,765	$5,940,409	$6,534,310
September 30, 2022	$-	$116,099	$17,405	$348,873	$6,246,455	$6,728,832